ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued professional service fees	$ 1,506,743	$ 1,604,240
Accrued welfare benefits	1,229,205	1,289,157
Accrued litigation provision	1,002,284	1,653,032
Accrued promotion expenses	639,104
Accrued payroll	523,887	452,583
Advances from customers	135,533	191,022
Indirect taxes payable	57,268	297,293
Other accrued expenses	595,584	492,837
Accrued expenses and other current liabilities	$ 5,689,608	$ 5,980,164